CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	Dec. 31, 2022 USD ($) shares
Public Warrants
Warrants, transaction costs | $	$ 152,515
Rights
Warrants, transaction costs | $	$ 406,736
Class A common stock
Common stock, stock outstanding (in shares) | shares	9,338,000
Class A common stock not subject to possible redemption
Shares subject to possible redemption, transaction costs | $	$ 8,139,659
Common stock, stock outstanding (in shares) | shares	138,000
Class B common stock
Common stock, stock outstanding (in shares) | shares	2,300,000